Disclosure of expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Corporate administration	$ 3,875	$ 3,819
Salaries and benefits	8,509	9,387
Audit, legal and professional fees	2,822	2,656
Filing and listing fees	506	441
Directors fees and expenses	749	685
Depreciation	1,032	759
General and administrative expenses	$ 17,493	$ 17,747